Additional information about derivatives financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement
Schedule of sensitivity analysis of derivative financial instruments

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(38)	(181)	(324)
	US$ interest rate inside Brazil decrease	(38)	(42)	(46)
	Brazilian interest rate increase	(38)	(39)	(39)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(77)	(229)	(382)
	US$ interest rate inside Brazil decrease	(77)	(85)	(95)
	Brazilian interest rate increase	(77)	(95)	(113)
	TJLP interest rate decrease	(77)	(95)	(114)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(18)	(164)	(310)
	US$ interest rate inside Brazil decrease	(18)	(23)	(29)
	Brazilian interest rate increase	(18)	(26)	(33)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. US$ fixed rate swap	R$ depreciation	46	(153)	(352)
	US$ interest rate inside Brazil decrease	46	31	15
	Brazilian interest rate increase	46	12	(20)
	IPCA index decrease	46	23	1
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA vs. CDI swap	Brazilian interest rate increase	104	97	90
	IPCA index decrease	104	99	93
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(99)	(93)

EUR fixed rate vs. US$ fixed rate swap	EUR depreciation	(35)	(198)	(360)
	Euribor increase	(35)	(36)	(37)
	US$ Libor decrease	(35)	(43)	(52)
Protected item: EUR denominated debt	EUR depreciation	n.a.	(198)	360

NDF BRL/USD	R$ depreciation	1	(7)	(15)
	US$ interest rate inside Brazil decrease	1	1	—
	Brazilian interest rate increase	1	—	(2)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

Fuel Oil protection
Options	Price input decrease	12	(69)	(115)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	69	115

Maritime Freight protection
Forwards	Freight price decrease	—	(3)	(7)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	3	7

Nickel Revenue Hedging Program
Options	Nickel price increase	150	(31)	(224)
Protected item: Part of nickel future revenues	Nickel price increase	n.a.	31	224

Wheaton Precious Metals Corp. warrants	WPM stock price decrease	26	8	1

Conversion options - VLI	VLI stock value increase	(51)	(84)	(127)

Option - SPCs Casa dos Ventos	SPCs Casa dos Ventos stock value decrease	24	8	1

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	2	(3)	(8)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(2)	(3)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(5)
Embedded derivatives - Guaranteed minimum return (VLI)	VLI stock value decrease	(69)	(253)	(520)

Summary of ratings of financial institutions counterparties
Long term ratings by counterparty	Moody’s	S&P
ABN Amro	A1	A
Agricultural Bank of China	A1	A
ANZ Australia and New Zealand Banking	Aa3	AA-
Banco ABC	Ba3	BB-
Banco Bradesco	Ba3	BB-
Banco do Brasil	Ba3	BB-
Banco Itaú Unibanco	Ba3	BB-
Banco Safra	Ba3	BB-
Banco Santander	A2	A
Banco Votorantim	Ba3	BB-
Bank Mandiri	Baa2	BBB-
Bank of America	A2	A-
Bank of China	A1	A
Bank of Montreal	Aa2	A+
Bank of Nova Scotia	A2	A+
Bank of Shanghai	Baa2	-
Bank of Tokyo Mitsubishi UFJ	A1	A-
Bank Rakyat Indonesia (BRI)	Baa2	BBB-
Barclays	Baa3	BBB
BBVA Banco Bilbao Vizcaya Argentaria	A3	A-
BNP Paribas	Aa3	A+
BTG Pactual	Ba3	BB-
Caixa Econômica Federal	Ba3	BB-
Calyon	Aa3	A+
China Construction Bank	A1	A
CIBC Canadian Imperial Bank	Aa2	A+
CIMB Bank	Baa1	A-
Citigroup	A3	BBB+
Credit Suisse	Baa2	BBB+
Deutsche Bank	A3	BBB+
Goldman Sachs	A3	BBB+

Long term ratings by counterparty	Moody’s	S&P
HSBC	A2	A
Industrial and Commercial Bank of China	A1	A
Intesa Sanpaolo Spa	Baa1	BBB
Banco Itaú Unibanco	Ba3	BB-
JP Morgan Chase & Co	A2	A-
Macquarie Group Ltd	A3	BBB+
Mega International Commercial Bank	A1	A
Millenium BIM	A1	A-
Mitsui & Co	A1	A-
Mizuho Financial	A1	A-
Morgan Stanley	A3	BBB+
Muscat Bank	Ba2	BB
National Australia Bank	Aa3	AA-
National Bank of Canada	Aa3	A
National Bank of Oman	Ba2	-
Natixis	A1	A+
Royal Bank of Canada	Aa2	AA-
Rabobank	Aa3	A+
Societe Generale	A1	A
Standard Bank Group	Ba1	-
Standard Chartered	A2	BBB+
Sumitomo Mitsui Financial	A1	A-
Toronto Dominion Bank	Aa3	AA-
UBS	Aa3	A-
Unicredit	Baa1	BBB

Debt in Brazilian real with derivative offset
Statement
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2019		2018		Index	rate	2019	2018	2019	2019	2020	2021	2022+
CDI vs. US$ fixed rate swap							(38)	(46)	(18)	8	(22)	2	(18)
Receivable	R$	2,115	R$	1,581	CDI	100.54%
Payable	US$	558	US$	456	Fix	3.31%
TJLP vs. US$ fixed rate swap							(77)	(370)	(312)	9	(12)	(18)	(47)
Receivable	R$	2,111	R$	2,303	TJLP +	1.15%
Payable	US$	601	US$	994	Fix	2.97%
TJLP vs. US$ floating rate swap							—	(56)	(59)	—	—	—	—
Receivable		—	R$	181	TJLP +	—
Payable	US$	0	US$	107	Libor +	—
R$ fixed rate vs. US$ fixed rate swap							(18)	(8)	8	8	13	(7)	(24)
Receivable	R$	2,173	R$	1,078	Fix	6.25%
Payable	US$	604	US$	351	Fix	0.73%
IPCA vs. US$ fixed rate swap							46	(80)	(26)	14	12	(18)	52
Receivable	R$	2,826	R$	1,315	IPCA +	5.18%
Payable	US$	759	US$	434	Fix	4.02%
IPCA vs. CDI swap							104	89	6	—	58	4	42
Receivable	R$	1,634	R$	1,350	IPCA +	6.62%
Payable	R$	1,350	R$	1,350	CDI	98.58%

							Financial
							Settlement		Fair
							Inflows	Value at	value
	Notional				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	rate	2019	2018	2019	2019	2020+

Forward	R$ 121	—	B	4.20	1	—	—	1	1

Eurobonds with derivative offset
Statement
Schedule of protection program

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2019		2018		Index	rate	2019	2018	2019	2019	2020	2021	2022+
EUR fixed rate vs. US$ fixed rate swap							(35)	(1)	(5)	4	(6)	(5)	(24)
Receivable		€500		€500	Fix	3.75%
Payable	US$	613	US$	613	Fix	4.29%

Protection for treasury volatility related to tender offer transaction
Statement
Schedule of protection program

							Financial
							Settlement		Fair
							Inflows	Value at	value
	Notional				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	rate	2019	2018	2019	2019	2020

Forwards	—	—	B	—	—	—	16	—	—

Bunker oil purchase cash flows protection program
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020

Call options	—	2,100,000	B	—	—	1	2	—	—
Put options	—	2,100,000	S	—	—	(29)	—	—	—
Total					—	(28)	2	—	—

Brent crude oil purchase cash flows protection program
Statement
Schedule of protection program

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (bbl.)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/bbl.)	2019	2018	2019	2019	2020

Call options	1,110,000	—	B	75	11	—	—	3	11
Put options	1,110,000	—	S	49	(3)	—	—	1	(3)
Total	—	—		—	8	—	—	4	8

Gasoil Purchase Cash Flows Protection Program
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (bbl.)				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2019	December 31, 2018	Bought / Sold	Average strike (US$/bbl.)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2019	2020

Call options	1,035,000	—	B	96	7	—	—	1	6
Put options	1,035,000	—	S	61	(3)	—	—	1	(3)
Total					4	—	—	2	3

Protection programs for base metals raw materials and products - Nickel revenue hedging program
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (ton)				Fair value		(Outflows)	Value at Risk	Fair value by year
Flow	December 31, 2019	December 31, 2018	Bought / Sold	Average strike (US$/ton)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2019	2020	2021+

Call options	75,984	—	S	18,739	(12)	—	(2)	3	(10)	(3)
Put options	75,984	—	B	15,714	162	—	13	21	152	9
Total					150	—	11	24	142	6

Protection programs for base metals raw materials and products
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020
Fixed price sales protection
Nickel forwards	—	7,244	S	—	—	(10)	49	—	—
Raw material purchase protection
Nickel forwards	—	120	S	—	—	—	(1)	—	—
Copper forwards	—	81	S	—	—	—	—	—	—
Total					—	(10)	48	—	—

Freight derivative positions
Statement
Schedule of protection program

							Financial
							Settlement
							Inflows		Fair value
	Notional (days)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/day)	2019	2018	2019	2019	2020
Freight forwards	1,050	480	B	13,286	—	1	3	1	—

Call options- WPM - Bought
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity of warranties)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/share)	2019	2018	2019	2019	2023
Call options	10,000,000	10,000,000	B	44	26	8	—	3	26

Debentures convertible into shares of Valor da Logstica Integrada ("VLI")
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value by
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2027
Conversion options	140,239	140,239	S	7,136	(51)	(59)	—	3	(51)

Options related to Mineraes Brasileiras Reunidas S.A. ("MBR") shares
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value by
	Notional (quantity, in millions)			Average	Fair value		(Outflows)	Value at Risk	year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2020+
Options	—	2,139	B/S	—	—	279	—	—	—

Option related to SPCs Casa dos Ventos
Statement
Schedule of protection program

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (quantity)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2022

Call option	137,751,623	—	B	2.77	24	—	—	2	24

Embedded derivatives -forward contracts
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020
Nickel forwards	1,497	3,763	S	15,363	2	2	—	1	2
Copper forwards	1,009	2,035	S	5,910	—	—	—	—	—
Total					2	2	—	1	2

Embedded - Call options - sold
Statement
Schedule of protection program

							Financial
							settlement
							Inflows
	Notional (volume/month)			Average	Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(US$/ton)	2019	2018	2019	2019	2020	2021+
Call options	746,667	746,667	S	233	(1)	(1)	—	1	(0.4)	(0.3)

Embedded - Put options - sold
Statement
Schedule of protection program

							Financial
							settlement
							Inflows		Fair value
	Notional (quantity)			Average	Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought /	strike	December 31,	December 31,	December 31,	December 31,
Flow	2019	2018	Sold	(R$/share)	2019	2018	2019	2019	2020+
Put option	1,105,070,863	1,105,070,863	S	4	(69)	(103)	—	11	(69)